INCOME TAXES - Tax Losses (Details) $ in Millions	Dec. 31, 2020 USD ($)
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Total	$ 114,300
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	897
Unrecognized	7,665
Total	8,562
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2021
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	44
Unrecognized	906
Total	950
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2022
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	82
Unrecognized	132
Total	214
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2023
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	6
Unrecognized	468
Total	474
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2024
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	10
Unrecognized	211
Total	221
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2025
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	49
Unrecognized	100
Total	149
Basque Country in Spain, Liberia, Luxembourg, Switzerland and the United States | Tax Year 2026 Through 2039
Disclosure of temporary difference, unused tax losses and unused tax credits [line items]
Recognized	706
Unrecognized	5,848
Total	$ 6,554